Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2018
Registrant Name	UBS FUNDS
Central Index Key	0000886244
Amendment Flag	false
Document Creation Date	Oct. 23, 2018
Document Effective Date	Oct. 23, 2018
Prospectus Date	Oct. 23, 2018
UBS Engage For Impact Fund | Class P
Prospectus:
Trading Symbol	UEIPX
UBS Engage For Impact Fund | Class A
Prospectus:
Trading Symbol	UEIAX
Class A and P Prospectus | UBS Sustainable Development Bank Bond Fund | Class P
Prospectus:
Trading Symbol	UDBPX
Class A and P Prospectus | UBS Sustainable Development Bank Bond Fund | Class A
Prospectus:
Trading Symbol	UDBAX
Class P2 Prospectus | UBS Sustainable Development Bank Bond Fund | Class P2
Prospectus:
Trading Symbol	UDBTX